BALANCE SHEETS (USD $)	Aug. 31, 2011	Feb. 28, 2011	Feb. 28, 2010
ASSETS
Cash and cash equivalents	$ 53,300	$ 104,815	$ 45,294
Accounts receivable, net of allowance for doubtful accounts	481,919	296,297	313,671
Inventory - current	1,000,000	1,000,000	1,500,000
Other current assets	691,952	450,843	241,749
Total current assets	2,227,171	1,851,955	2,100,714
Property, plant, and equipment, net	288,666	380,842	557,838
Inventory, non-current, net of allowance for obsolete inventory	2,089,276	2,274,013	2,140,194
Total assets	4,605,113	4,506,810	4,798,746
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	1,507,832	1,945,372	1,130,276
Accrued expenses	1,235,995	2,632,856	1,736,811
Customer advances	95,212	336,308	411,616
Notes payable	87,500	82,500	90,000
Convertible notes payable	90,000	290,000	407,500
Notes payable and accrued interest- related party	11,627,517	10,148,352	5,684,948
Total current liabilities	14,644,056	15,435,388	9,461,151
Convertible note payable	0	500,000	500,000
Total liabilities	14,644,056	15,935,388	9,961,151
Commitments and contingencies	0	0
Stockholders' deficit :
Common stock	6,998	6,072	5,268
Additional paid-in capital	389,035,294	379,819,510	374,890,469
Accumulated deficit	(399,081,235)	(391,254,160)	(380,058,142)
Total stockholders' deficit	(10,038,943)	(11,428,578)	(5,162,405)
Total liabilities and stockholders' deficit	$ 4,605,113	$ 4,506,810	$ 4,798,746